Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.9%
Security	Principal Amount (000's omitted)	Value
Education — 5.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.838%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 997,508
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/31	1,500	1,632,166
Metropolitan State University of Denver, CO, (Student Housing and Event Center), 5.00%, 12/1/36	1,000	1,139,968
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,099,859
		$ 4,869,501
Electric Utilities — 8.7%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,142,398
Foley Utilities Board, AL, 5.00%, 11/1/31	900	994,731
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,550	1,319,069
Imperial Irrigation District Electric System Revenue, CA, 5.00%, 11/1/35	1,830	2,160,563
Orlando Utilities Commission, FL, (SPA: TD Bank, N.A.), 3.47%, 10/1/33(2)	1,400	1,400,000
Seattle, WA, Municipal Light and Power Revenue, 3.87%, (SIFMA + 0.25%), 5/1/45(1)	485	482,829
		$ 7,499,590
General Obligations — 26.7%
Amherst, NY, 3.00%, 11/1/31	$500	$ 495,864
Bexar County, TX, 3.00%, 6/15/30	2,300	2,300,027
California, 3.60%, 12/1/36	1,000	1,011,737
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	81,765
Columbia School District, MO, 2.10%, 3/1/27	500	495,536
Connecticut, 5.00%, 12/1/30	500	550,138
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	523,043
0.00%, 6/15/27	135	130,502
0.00%, 6/15/28	90	84,414
0.00%, 6/15/30	155	135,883
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	600	582,294
Forest Lake, MN, 2.15%, 2/1/27	300	297,048
Frisco, TX, 2.00%, 2/15/33	65	59,052
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	$600	$ 490,157
Lewisville, TX, 2.75%, 2/15/33	630	612,506
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,274
Minnetonka Independent School District No. 276, MN, 0.00%, 2/1/34	145	112,504
New York, NY:
5.00%, 10/1/35	1,000	1,023,250
5.00%, 2/1/36	1,500	1,719,918
North Carolina:
2.00%, 6/1/33	1,365	1,232,032
3.00%, 6/1/31	2,500	2,500,412
Oregon, 5.00%, 5/15/34	1,500	1,626,150
Pennsylvania, 4.00%, 5/1/32	500	521,020
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/35	115	82,114
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,285,281
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	194,523
Somerville, MA, 1.75%, 10/15/33	3,000	2,605,292
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	286,021
5.00%, 4/1/30	135	146,327
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/27	200	195,500
Texas, (LOC: JPMorgan Chase Bank, N.A.), 3.45%, 6/1/50(2)	555	555,000
Tuscaloosa, AL, 5.00%, 8/1/34	680	773,786
Umatilla School District No. 6R, OR:
0.00%, 6/15/26	20	19,924
0.00%, 6/15/27	150	144,987
		$23,029,281
Hospital — 15.3%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$750	$ 836,505
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	200	215,061
5.00%, 11/1/31	210	228,098
5.00%, 11/1/32	275	301,610
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	531,916
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	2,000	2,114,015

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center):
5.00%, 7/1/28	$1,000	$ 1,044,322
5.00%, 7/1/42	1,000	1,082,957
Minnesota Agricultural and Economic Development Board, (Fairview Health Services):
5.00%, 11/15/27(3)	385	396,505
5.00%, 11/15/28(3)	445	466,213
5.00%, 11/15/29(3)	885	939,819
5.00%, 11/15/30(3)	600	644,135
Paulding County Hospital Authority, GA, (Wellstar Health System, Inc.), 5.00%, 4/1/36	2,000	2,269,086
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 6/15/36	1,845	2,075,875
		$13,146,117
Housing — 9.4%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$335	$ 351,518
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	655	693,040
New York City Housing Development Corp., NY, Green Bonds, (Liq: TD Bank, N.A.), 3.12%, 5/1/50(2)	1,975	1,975,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	555	586,412
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	905	982,298
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	112,692
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	905	980,414
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	700	732,566
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,565	1,688,114
		$ 8,102,054
Industrial Development Revenue — 0.9%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 805,230
		$ 805,230
Insured - General Obligations — 3.7%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/26	$225	$ 227,305
(BAM), 5.00%, 12/1/27	145	149,098
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Amber Creek Metropolitan District, CO: (continued)
(BAM), 5.00%, 12/1/28	$75	$ 78,408
(BAM), 5.00%, 12/1/29	35	37,127
(BAM), 5.00%, 12/1/30	55	58,943
Clifton, NJ, (BAM), 2.00%, 8/15/33	750	660,623
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/36	505	352,426
Royse City, TX, (BAM), 5.00%, 8/15/35	1,420	1,596,056
		$ 3,159,986
Insured - Special Tax Revenue — 1.3%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/34	$1,000	$ 1,130,518
		$ 1,130,518
Other Revenue — 9.2%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$750	$ 778,580
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	840	848,316
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	155,278
5.00%, 12/1/28	270	270,473
5.00%, 12/1/29	600	600,992
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,115,164
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,063,410
Southeast Energy Authority, AL, 5.00%, 10/1/30	1,000	1,069,182
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	1,000	1,069,614
		$ 7,971,009
Senior Living/Life Care — 5.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$ 831,100
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/27	365	371,009
5.00%, 4/1/30	200	213,061
Illinois Finance Authority, (Presbyterian Living Obligated Group), 5.00%, 5/1/36	500	547,481
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	211,105

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	$760	$ 768,895
5.00%, 2/1/28	950	976,502
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	965	1,049,173
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/28	30	29,964
		$ 4,998,290
Special Tax Revenue — 1.3%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.35%, 11/1/38(4)	$1,100	$ 1,100,000
		$ 1,100,000
Transportation — 1.3%
Maryland Department of Transportation, 3.00%, 10/1/31	$560	$ 560,008
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	500	539,628
		$ 1,099,636
Water and Sewer — 6.6%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$2,000	$ 2,053,600
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,514,129
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/35	1,000	1,152,723
		$ 5,720,452
Total Tax-Exempt Municipal Obligations (identified cost $81,287,053)		$82,631,664

Short-Term Investments — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	3,664,938	$ 3,664,938
Total Short-Term Investments (identified cost $3,664,938)		$ 3,664,938
Total Investments — 100.1% (identified cost $84,951,991)		$86,296,602
Other Assets, Less Liabilities — (0.1)%		$ (121,286)
Net Assets — 100.0%		$86,175,316

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.8%
Texas	10.2%
Others, representing less than 10% individually	74.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,664,938, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,366,754	$18,010,818	$(15,712,634)	$ —	$ —	$3,664,938	$50,256	3,664,938
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$82,631,664	$ —	$82,631,664
Short-Term Investments	3,664,938	—	—	3,664,938
Total Investments	$3,664,938	$82,631,664	$—	$86,296,602
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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